Public Housing Capital Fund Trusts Narrative Tagging (Details)	12 Months Ended
	Dec. 31, 2014 USD ($) Integer	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($) Integer	Sep. 30, 2012 USD ($)
Schedule of Available-for-sale Securities [Line Items]
Adverse change rate	10.00%
Available-for-sale Securities, Gross Unrealized Losses	$ (19,582)	$ 2,434,964
Public housing capital fund trusts [Member]
Schedule of Available-for-sale Securities [Line Items]
Number of Available for Sale Securities, Public Housing Authorities | Integer	3		3
Available for Sale Securities, not Including Premiums	$ 59,308,398	$ 65,264,703	$ 65,264,703	$ 59,300,000
Adverse change rate	10.00%
LIFERS [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-Sale Securities, Ownership Percentage			100.00%
LIFERS [Member] | Public housing capital fund trusts [Member]
Schedule of Available-for-sale Securities [Line Items]
TOB Financing			$ 16,000,000	16,000,000
SPEARS [Member] | Public housing capital fund trusts [Member]
Schedule of Available-for-sale Securities [Line Items]
TOB Financing	$ 44,700,000		$ 49,000,000	$ 49,000,000
Effective rate - minimum [Member]
Schedule of Available-for-sale Securities [Line Items]
Effective rate	4.70%
Effective rate - minimum [Member] | Public housing capital fund trusts [Member]
Schedule of Available-for-sale Securities [Line Items]
Effective rate	4.20%
Effective rate - maximum [Member]
Schedule of Available-for-sale Securities [Line Items]
Effective rate	8.30%
Effective rate - maximum [Member] | Public housing capital fund trusts [Member]
Schedule of Available-for-sale Securities [Line Items]
Effective rate	5.40%
10% adverse [Member] | Public housing capital fund trusts [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	$ 2,300,000
10% adverse [Member] | Effective rate - minimum [Member]
Schedule of Available-for-sale Securities [Line Items]
Effective rate	5.10%
10% adverse [Member] | Effective rate - minimum [Member] | Public housing capital fund trusts [Member]
Schedule of Available-for-sale Securities [Line Items]
Effective rate	4.70%
10% adverse [Member] | Effective rate - maximum [Member]
Schedule of Available-for-sale Securities [Line Items]
Effective rate	9.10%
10% adverse [Member] | Effective rate - maximum [Member] | Public housing capital fund trusts [Member]
Schedule of Available-for-sale Securities [Line Items]
Effective rate	6.00%